Financial and capital management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Fair value details of financial instruments measured at amortized cost
The following table provides the fair value details of other financial instruments measured at amortized cost in the statements of financial position.

					December 31, 2024		December 31, 2023
	Classification	Fair value methodology	Note		Carrying value	Fair value	Carrying value	Fair value
Debt securities and other debt	Debt due within one year and long-term debt	Quoted market price of debt	24,	25	31,247	30,885	29,049	28,225

Disclosure of fair value measurement of assets
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

				Fair value
	Classification	Note	Carrying value of asset (liability)	Quoted prices in active markets for identical assets (level 1)	Observable market data (level 2)(1)	Non-observable market inputs (level 3)(2)
December 31, 2024
Publicly-traded and privately-held investments(3)	Other non-current assets	21	877	35	—	842
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		(368)	—	(368)	—
Other	Other non-current assets		225	—	225	—
December 31, 2023
Publicly-traded and privately-held investments(3)	Other non-current assets	21	587	10	—	577
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		(488)	—	(488)	—
Other	Other non-current assets and liabilities		147	—	216	(69)
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows and revenue and earnings multiples. For certain privately-held investments, changes in our valuation assumptions may result in a significant change in the fair value of our level 3 financial instruments.
(3)Unrealized gains and losses are recorded in Other comprehensive income (loss) in the statements of comprehensive income and are reclassified from Accumulated other comprehensive loss to the Deficit in the statements of financial position when realized.

Disclosure of fair value measurement of liabilities
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

				Fair value
	Classification	Note	Carrying value of asset (liability)	Quoted prices in active markets for identical assets (level 1)	Observable market data (level 2)(1)	Non-observable market inputs (level 3)(2)
December 31, 2024
Publicly-traded and privately-held investments(3)	Other non-current assets	21	877	35	—	842
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		(368)	—	(368)	—
Other	Other non-current assets		225	—	225	—
December 31, 2023
Publicly-traded and privately-held investments(3)	Other non-current assets	21	587	10	—	577
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		(488)	—	(488)	—
Other	Other non-current assets and liabilities		147	—	216	(69)
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows and revenue and earnings multiples. For certain privately-held investments, changes in our valuation assumptions may result in a significant change in the fair value of our level 3 financial instruments.
(3)Unrealized gains and losses are recorded in Other comprehensive income (loss) in the statements of comprehensive income and are reclassified from Accumulated other comprehensive loss to the Deficit in the statements of financial position when realized.

Change in allowance for doubtful accounts
The following table provides the change in allowance for doubtful accounts for trade receivables.

	Note	2024	2023
Balance, January 1		(118)	(129)
Additions		(169)	(126)
Usage and reversals		167	137
Balance, December 31	12	(120)	(118)
The following table provides the change in allowance for doubtful accounts for contract assets.

	Note	2024	2023
Balance, January 1		(18)	(19)
Additions		(20)	(40)
Usage and reversals		20	41
Balance, December 31		(18)	(18)
Current		(6)	(6)
Non-current		(12)	(12)
Balance, December 31	14	(18)	(18)

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
The following table provides further details on trade receivables, net of allowance for doubtful accounts.

At December 31	2024	2023
Trade receivables not past due	3,346	3,158
Trade receivables past due
Under 60 days	484	421
60 to 120 days	240	209
Over 120 days	115	53
Trade receivables, net of allowance for doubtful accounts	4,185	3,841

Maturity analysis for recognized financial liabilities
The following table is a maturity analysis for recognized financial liabilities at December 31, 2024 for each of the next five years and thereafter.

At December 31, 2024	Note	2025	2026	2027	2028	2029	Thereafter	Total
Total debt, excluding lease liabilities	25	2,769	1,988	1,771	2,139	1,490	22,114	32,271
Lease liabilities (1)	25	1,258	991	493	392	332	2,047	5,513
Notes payable	24	2,203	—	—	—	—	—	2,203
Loan secured by receivables	24	1,600	—	—	—	—	—	1,600
Interest payable on long-term debt, notes payable and loan secured by receivables		1,491	1,255	1,213	1,155	1,055	12,037	18,206
Net receipts on cross currency interest rate swaps and interest rate swaps		(64)	(61)	(40)	(40)	(39)	(1,322)	(1,566)
Total		9,257	4,173	3,437	3,646	2,838	34,876	58,227
(1) Includes imputed interest of $922 million.

Details on outstanding foreign currency forward contracts and cross currency basis swaps
The following table provides further details on our outstanding foreign currency forward contracts and options as at December 31, 2024.

Type of hedge	Buy currency	Amount to receive	Sell currency	Amount to pay	Maturity	Hedged item
Cash flow(1)	USD	1,117	CAD	1,606	2025	Loans
Cash flow	USD	1,533	CAD	2,154	2025	Commercial paper
Cash flow	USD	671	CAD	873	2025	Anticipated purchases
Cash flow	PHP	3,193	CAD	75	2025	Anticipated purchases
Cash flow	USD	509	CAD	677	2026	Anticipated purchases
Economic	USD	280	CAD	375	2025	Anticipated purchases
Economic - swaps	CAD	423	USD	302	2025	Anticipated purchases
Economic - options(2)	USD	270	CAD	353	2025	Anticipated purchases
Economic - call options	USD	500	CAD	675	2025	Anticipated purchases
Economic - put options	USD	780	CAD	1,044	2025	Anticipated purchases
Economic - swaps	USD	102	CAD	140	2026	Anticipated purchases
Economic - call options	USD	120	CAD	158	2026	Anticipated purchases
Economic - call options	CAD	348	USD	240	2026	Anticipated purchases
Economic - put options	USD	150	CAD	197	2026	Anticipated purchases
Economic - swaps	USD	200	CAD	275	2027	Anticipated purchases
(1)    Forward contracts to hedge loans secured by receivables under our securitization program. See Note 24, Debt due within one year, for additional information.
(2) Foreign currency options with a leverage provision and a profit cap limitation.

Summary of key ratios	The following table provides a summary of our key ratio.

At December 31	2024	2023
Net debt leverage ratio	3.81	3.48